Note 7 - Commitments and Contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 34	$ 33	$ 99	$ 91	$ 124	$ 116
Variable lease cost	5	7	19	22	29	29
Total	$ 39	$ 40	$ 118	$ 113	$ 153	$ 145